Other current and non-current non-financial assets - Other current and noncurrent assets (Details) - USD ($) $ in Thousands	Oct. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current		$ 122,288	$ 200,705
Other non-current non-financial assets		314,348	364,166
Value added tax refund received	$ 20,000
Domestic Value Added Tax
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current		82,760	125,963
Foreign Value Added Tax
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current		11,373	26,315
Other non-current non-financial assets		242,759	289,921
Prepaid mining licenses
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current		7,019	3,326
Prepaid insurance
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current		15,539	12,589
Other prepayments
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current		1,294	1,391
Reimbursement of Value Added Tax to exporters
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current		651	24,601
Other taxes
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current		1,495	4,189
Other assets
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current		2,157	2,331
Other non-current non-financial assets		8,969	7,793
Exploration and evaluation expenses
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets		61,506	65,510
Guarantee deposits
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets		$ 1,114	$ 942